Shareholder Report, Holdings (Details) - Tandem Fund	Dec. 31, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.14%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.59%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	13.46%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.66%
United States Treasury Bill, 2.80%, due 01/06/26
Holdings [Line Items]
Percent of Net Asset Value	4.49%
United States Treasury Bill, 3.26%, due 01/13/26
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Amphenol Corporation – Class A
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Genpact Limited
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.81%
MasterCard, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Jack Henry & Associates, Inc
Holdings [Line Items]
Percent of Net Asset Value	3.67%